Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.06%	0.06%
Expected rates of salary increase	2.00%	2.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.85%	3.58%
Expected rates of salary increase	4.42%	4.42%